Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,510,000
Previously Paid Amount	0.00
Total Fee Amount	690.48
Total Offset Amount	0.00
Net Fee	690.48
Narrative - Max Aggregate Offering Price	$ 4,510,000
Final Prospectus	true